BASIS OF PRESENTATION AND GOING CONCERN - Consolidated statement of operations and comprehensive loss (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
OPERATING EXPENSES
Cost of revenues	$ (13,018,053)	$ (11,625,209)	$ (27,092,577)	$ (16,955,555)	[1]	$ (9,602,058)	[1]
Total operating expenses	(23,588,812)	(16,110,081)	(39,869,278)	(26,052,148)	[1]	(13,797,605)	[1]
Loss from operations	(14,104,051)	(6,378,823)	(14,881,107)	(9,052,711)	[1]	(4,034,409)	[1]
Financial expense	(616,003)	(861,097)	(1,931,889)	(4,712,402)	[1]	(612,562)	[1]
Net loss	$ (12,000,418)	$ (6,633,074)	$ (14,245,878)	(14,472,494)	[1]	(4,630,168)	[1]
As reported
OPERATING EXPENSES
Cost of revenues				(16,743,246)		(9,518,360)
Total operating expenses				(25,839,839)		(13,713,907)
Loss from operations				(8,840,402)		(3,950,711)
Financial expense				(4,924,711)		(696,260)
Net loss				(14,472,494)		(4,630,168)
Restatement
OPERATING EXPENSES
Cost of revenues				(212,309)		(83,698)
Total operating expenses				(212,309)		(83,698)
Loss from operations				(212,309)		(83,698)
Financial expense				$ 212,309		$ 83,698

[1]	See restatement of financial statements in note 2.4 for further details.